Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2011
Estimated fair value of financial instruments

24. Estimated fair value of financial instruments

The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2010 and March 31, 2011. The estimated fair value amounts as of March 31, 2010 and March 31, 2011 have been measured as of the respective year ends, and have not been re-evaluated or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.

Financial instruments valued at carrying value:

The respective carrying values of certain on-balance-sheet financial instruments approximated their fair value. These financial instruments include cash and amounts due from banks, interest-bearing deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, short-term borrowings, acceptances, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.

Trading securities:

Trading securities are carried at fair value based on quoted market prices. If quoted market prices did not exist, fair values were estimated using market yield on balance period to maturity on similar instruments and similar credit risk. For more information on the fair value of these securities, refer to Note 6.

Available for sale securities:

Available for sale investments principally comprise debt securities and are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using a market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. For more information on the fair value of these securities, refer to Note 7.

Loans:

The fair values of consumer installment loans and other consumer loans that do not reprice frequently were estimated using discounted cash flow models. The discount rates were based on current market pricing for loans with similar characteristics and risk factors. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.

The fair values of commercial loans that do not reprice or mature within relatively short time frames were estimated using discounted cash flow models. The discount rates were based on current market interest rates for loans with similar remaining maturities and credit ratings. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values.

For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.

Deposits:

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

Long-term debt:

The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.

Term placements:

The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors.

A comparison of the fair values and carrying values of financial instruments other than derivatives (see note 23) is set out below:

	As of March 31,
	2010				2011
	Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	297,558.5	Rs.	297,558.5	Rs.	288,902.1	Rs.	288,902.1	US$	6,486.4	US$	6,486.4
Term placements		58,166.3		58,126.8		102,049.4		101,982.3		2,291.2		2,289.7
Investments held for trading		28,158.8		28,158.8		38,216.9		38,216.9		858.0		858.0
Investments available for sale		481,398.8		481,398.8		628,704.9		628,704.9		14,115.5		14,115.5
Securities purchased under agreements to resell		20,000.0		20,000.0		—		—		—		—
Loans		1,297,180.4		1,310,088.0		1,622,856.0		1,626,854.0		36,435.9		36,525.7
Accrued interest receivable		13,767.3		13,767.3		19,752.6		19,752.6		443.5		443.5
Financial Liabilities:
Interest-bearing deposits		1,301,046.0		1,305,346.0		1,619,283.6		1,624,611.7		36,355.7		36,475.3
Non-interest-bearing deposits		371,354.3		371,354.3		462,845.4		462,845.4		10,391.7		10,391.7
Securities sold under repurchase agreements		—		—		60,000.0		60,000.0		1,347.1		1,347.1
Short-term borrowings		98,165.0		98,165.0		76,686.7		76,686.7		1,721.7		1,721.7
Accrued interest payable		19,964.2		19,964.2		27,746.0		27,746.0		622.9		622.9
Long-term debt		75,854.4		78,134.1		93,287.2		94,373.6		2,094.5		2,118.8